RELATED PARTIES - Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Salaries and benefits	$ 5,851	$ 9,228
Share-based compensation	3,559	5,029
Total Key management personnel compensation	$ 9,410	$ 14,257